Refund Liabilities - Summary of Change in Refund Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Other Liabilities [Abstract]
Balance, beginning of year	$ 1,432
Additions charged to expense, net	4,908
Actual sales return and discount	(4,247)
Balance, end of year	$ 2,093